FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2005

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Advisors LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  028-11214

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
----------------------
(Signature)

White Plains, New York
----------------------
(City, State)

February 6, 2006
----------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 25

Form 13F Information Table Value Total: $19,608 (thousands)

List of Other Included Managers:

(1)      Coast Asset Management, LP

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                                                             FORM 13F
                                       Name of Reporting Manager:        Troob Capital Advisors LLC     (SEC USE ONLY)
QTR ENDED: 12/31/05
                                       Name of Other Included Manager:  1=Coast Asset Management, LP

Item 1:                      Item 2:          Item3:   Item 4:   Item 5:           Item 6:    Item 7:           Item 8:
Name of Issuer               Title of Class   CUSIP  Fair Market Shares or         Investment Other         Voting Authority
                                                       Value    Principal Sh/ Put/ Discretion Managers
                                                      (x $1000) Amount    Prn Call                    (a) Sole (b) Shared  (c) None

Abitibi-Consolidated Inc       COM            003924107    439   109,521  SH         SHARED      1                 109,521
BE Aerospace Inc               COM            073302101  4,794   217,907  SH         SHARED      1                 217,907
Bowater Inc                    COM            102183900    216       674  SH  CALL   SHARED      1                     674
Calpine Corp                   COM            131347906      -       376  SH  CALL   SHARED      1                     376
Cendent Corp                   COM            151313903    132     1,080  SH  CALL   SHARED      1                   1,080
Comcast Corp New               CL A           20030N901     52       598  SH  CALL   SHARED      1                     598
Constar International Inc New  COM            21036U107    129    36,924  SH         SHARED      1                  36,924
Crown Holdings Inc             COM            228368106  5,024   257,261  SH         SHARED      1                 257,261
Select Sector SPDR Tr          SBI INT-ENERGY 81369Y506     57       559  SH  PUT    SHARED      1                     559
Grey Wolf Inc                  COM            397888108  2,659   344,000  SH         SHARED      1                 344,000
IAC Interactive Corp           COM NEW        44919P300    199     7,046  SH         SHARED      1                   7,046
International Business Machs   COM            459200901     41       154  SH  CALL   SHARED      1                     154
Intl Paper Co                  COM            460146103  1,899    56,500  SH         SHARED      1                  56,500
Intl Paper Co                  COM            460146903     36       309  SH  CALL   SHARED      1                     309
IShares Trust                  RUSSELL 2000   464287955     59       400  SH  PUT    SHARED      1                     400
IShares Trust                  RUSSELL 2000   464287955    102       677  SH  PUT    SHARED      1                     677
IShares Trust                  RUSSELL 2000   464287955     19        79  SH  PUT    SHARED      1                      79
Level 3 Communications Inc     COM            52729N100    341   118,740  SH         SHARED      1                 118,740
Owens-Illinois Inc             COM NEW        690768903    122       857  SH  CALL   SHARED      1                     857
Owens-Illinois Inc             COM NEW        690768403  1,545    73,450  SH         SHARED      1                  73,450
Paxar Corp                     COM            704227107    714    36,350  SH         SHARED      1                  36,350
Rite Aid Corp                  COM            767754104    813   233,750  SH         SHARED      1                 233,750
Tenet Healthcare Corp          COM            88033G900     37       783  SH  CALL   SHARED      1                     783
Walgreen                       COM            931422909     85       772  SH  CALL   SHARED      1                     772
Wal-Mart                       COM            931142903     94       638  SH  CALL   SHARED      1                     638

                                        Value Total:  19,608

                                        Entry Total:      25
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